Allowance for Loan and Lease Losses (Tables)	12 Months Ended
Dec. 31, 2013
Allowance for Loan and Lease Losses [Abstract]
Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
Changes in the allowance for loan and lease losses for the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of year	$33,631	$39,863	$3,181	$5,265	$162	$82,102
Transfers to loans held for sale	—	(4,097)	—	—	—	(4,097)
Provision for loan and lease losses	6,745	2,352	4,139	(1,150)	(48)	12,038
Charge-offs	(15,575)	(12,917)	(3,651)	(1,816)	(69)	(34,028)
Recoveries	1,696	4,786	604	513	76	7,675
Balance, end of year	$26,497	$29,987	$4,273	$2,812	$121	$63,690

	2012
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of year	$43,454	$28,209	$3,766	$2,186	$150	$77,765
Provision for loan and lease losses	8,753	14,195	2,811	6,126	114	31,999
Charge-offs	(19,226)	(8,597)	(3,671)	(3,295)	(163)	(34,952)
Recoveries	650	6,056	275	248	61	7,290
Balance, end of year	$33,631	$39,863	$3,181	$5,265	$162	$82,102

	2011
	Residential Mortgages	Commercial and Commercial Real Estate	Lease Financing Receivables	Home Equity Lines	Consumer and Credit Card	Total
Balance, beginning of year	$46,584	$33,490	$2,454	$10,907	$254	$93,689
Change in estimate	10,154	(682)	(802)	(6,323)	(440)	1,907
Transfers to loans held for sale	(397)	—	—	—	—	(397)
Provision for loan and lease losses	23,731	12,819	7,369	3,384	494	47,797
Charge-offs	(36,664)	(19,446)	(5,371)	(5,806)	(193)	(67,480)
Recoveries	46	2,028	116	24	35	2,249
Balance, end of year	$43,454	$28,209	$3,766	$2,186	$150	$77,765

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The following tables provide a breakdown of the allowance for loan and lease losses and the recorded investment in loans and leases based on the method for determining the allowance as of December 31, 2013 and 2012:

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
2013
Residential mortgages	$9,134	$12,438	$4,925	$26,497
Commercial and commercial real estate	248	19,905	9,834	29,987
Lease financing receivables	—	4,273	—	4,273
Home equity lines	—	2,812	—	2,812
Consumer and credit card	—	121	—	121
Total allowance for loan and lease losses	$9,382	$39,549	$14,759	$63,690

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
2013
Residential mortgages	$90,472	$6,302,876	$651,395	$7,044,743
Commercial and commercial real estate	22,747	4,448,618	341,605	4,812,970
Lease financing receivables	—	1,237,941	—	1,237,941
Home equity lines	—	151,916	—	151,916
Consumer and credit card	—	5,154	—	5,154
Total loans and leases held for investment	$113,219	$12,146,505	$993,000	$13,252,724

	Allowance for Loan and Lease Losses
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
2012
Residential mortgages	$12,568	$15,888	$5,175	$33,631
Commercial and commercial real estate	5,569	17,505	16,789	39,863
Lease financing receivables	—	3,181	—	3,181
Home equity lines	—	5,265	—	5,265
Consumer and credit card	—	162	—	162
Total allowance for loan and lease losses	$18,137	$42,001	$21,964	$82,102

	Loans and Leases Held for Investment at Recorded Investment
	Individually Evaluated for Impairment	Collectively Evaluated for Impairment	ACI Loans	Total
2012
Residential mortgages	$95,274	$5,747,862	$865,612	$6,708,748
Commercial and commercial real estate	92,262	4,174,429	505,077	4,771,768
Lease financing receivables	—	836,935	—	836,935
Home equity lines	—	179,600	—	179,600
Consumer and credit card	—	8,038	—	8,038
Total loans and leases held for investment	$187,536	$10,946,864	$1,370,689	$12,505,089

Financing Receivable Credit Quality Indicators [Table Text Block]
The following tables present the recorded investment for loans and leases by credit quality indicator as of December 31, 2013 and 2012:

		Non-performing
	Performing	Accrual	Nonaccrual	Total
2013
Residential mortgages:
Residential (1)	$5,096,589	$—	$56,517	$5,153,106
Government insured pool buyouts (2) (3)	1,219,719	671,918	—	1,891,637
Lease financing receivables	1,233,414	—	4,527	1,237,941
Home equity lines	148,646	—	3,270	151,916
Consumer and credit card	5,117	—	37	5,154
Total	$7,703,485	$671,918	$64,351	$8,439,754

	Pass	Special Mention	Substandard	Doubtful	Total
2013
Commercial and commercial real estate:
Commercial	$1,621,479	$135	$1,106	$—	$1,622,720
Commercial real estate	2,989,493	34,012	166,745	—	3,190,250
Total commercial and commercial real estate	$4,610,972	$34,147	$167,851	$—	$4,812,970

		Non-performing
	Performing	Accrual	Nonaccrual	Total
2012
Residential mortgages:
Residential (1)	$3,880,360	$—	$68,924	$3,949,284
Government insured pool buyouts (2) (3)	1,590,732	1,168,732	—	2,759,464
Lease financing receivables	834,925	—	2,010	836,935
Home equity lines	175,354	—	4,246	179,600
Consumer and credit card	7,699	—	339	8,038
Total	$6,489,070	$1,168,732	$75,519	$7,733,321

	Pass	Special Mention	Substandard	Doubtful	Total
2012
Commercial and commercial real estate:
Commercial	$1,368,054	$565	$8,416	$4,405	$1,381,440
Commercial real estate	3,027,554	79,779	282,995	—	3,390,328
Total commercial and commercial real estate	$4,395,608	$80,344	$291,411	$4,405	$4,771,768

(1)	For the periods ended December 31, 2013 and December 31, 2012, performing residential mortgages included $7,879 and $14,682, respectively of ACI loans greater than 90 days past due and still accruing.

(2)
For the periods ended December 31, 2013 and December 31, 2012, performing government insured pool buyouts included $350,312 and $553,902, respectively of ACI loans greater than 90 days past due and still accruing.

(3)
Non-performing government insured pool buyouts represent loans that are 90 days or greater past due but remain on accrual status as the interest earned is insured and thus collectible from the insuring governmental agency.

Past Due Financing Receivables [Table Text Block]
The following tables present an aging analysis of the recorded investment for loans and leases by class as of December 31, 2013 and 2012:

	30-59 Days Past Due	60-89 Days Past Due	90 Days and Greater Past Due	Total Past Due	Current	Total Loans Held for Investment Excluding ACI
2013
Residential mortgages:
Residential	$10,145	$4,683	$56,517	$71,345	$5,011,257	$5,082,602
Government insured pool buyouts (1)	90,795	55,666	671,918	818,379	492,367	1,310,746
Commercial and commercial real estate:
Commercial	—	2	1,005	1,007	1,613,899	1,614,906
Commercial real estate	2,909	—	—	2,909	2,853,550	2,856,459
Lease financing receivables	7,277	3,098	1,024	11,399	1,226,542	1,237,941
Home equity lines	2,614	396	3,270	6,280	145,636	151,916
Consumer and credit card	23	12	37	72	5,082	5,154
Total loans and leases held for investment	$113,763	$63,857	$733,771	$911,391	$11,348,333	$12,259,724

2012
Residential mortgages:
Residential	$12,648	$4,844	$68,924	$86,416	$3,759,325	$3,845,741
Government insured pool buyouts (1)	132,479	70,915	1,168,732	1,372,126	625,269	1,997,395
Commercial and commercial real estate:
Commercial	242	271	4,985	5,498	1,358,107	1,363,605
Commercial real estate	—	—	71,149	71,149	2,831,937	2,903,086
Lease financing receivables	4,250	2,039	571	6,860	830,075	836,935
Home equity lines	1,221	1,108	4,246	6,575	173,025	179,600
Consumer and credit card	57	30	339	426	7,612	8,038
Total loans and leases held for investment	$150,897	$79,207	$1,318,946	$1,549,050	$9,585,350	$11,134,400

(1)	Government insured pool buyouts remain on accrual status after 90 days as the interest earned is collectible from the insuring governmental agency.

Impaired Financing Receivables [Table Text Block]
The following tables present the unpaid principal balance, the recorded investment and the related allowance for impaired loans as of December 31, 2013 and 2012:

	2013			2012
	Unpaid Principal Balance	Recorded Investment(1)	Related Allowance	Unpaid Principal Balance	Recorded Investment(1)	Related Allowance
With an allowance recorded:
Residential mortgages:
Residential	$67,663	$64,079	$9,134	$77,501	$75,111	$12,568
Commercial and commercial real estate:
Commercial	—	—	—	12,356	2,615	371
Commercial real estate	1,161	1,172	248	56,997	33,967	5,198
Total impaired loans with an allowance recorded	$68,824	$65,251	$9,382	$146,854	$111,693	$18,137

Without a related allowance recorded:
Residential mortgages:
Residential	$34,898	$26,393		$25,602	$20,163
Commercial and commercial real estate:
Commercial	—	—		5,413	4,446
Commercial real estate	23,281	21,575		59,332	51,234
Total impaired loans without an allowance recorded	$58,179	$47,968		$90,347	$75,843

(1)	The primary difference between the unpaid principal balance and recorded investment represents charge offs previously taken.
The following table presents the average investment and interest income recognized on impaired loans for the years ended December 31, 2013, 2012 and 2011:

	2013		2012		2011
	Average Investment	Interest Income Recognized	Average Investment	Interest Income Recognized	Average Investment	Interest Income Recognized
With and without a related allowance recorded:
Residential mortgages:
Residential	$93,722	$2,805	$91,250	$2,457	$87,037	$1,696
Commercial and commercial real estate:
Commercial	3,972	2	9,130	43	7,945	361
Commercial real estate	68,448	911	105,120	2,230	156,292	2,748
Total impaired loans	$166,142	$3,718	$205,500	$4,730	$251,274	$4,805

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
The following table presents the recorded investment for loans and leases on nonaccrual status by class and loans greater than 90 days past due and still accruing as of December 31, 2013 and 2012:

	2013		2012
	Nonaccrual Status	Greater than 90 Days Past Due and Accruing	Nonaccrual Status	Greater than 90 Days Past Due and Accruing
Residential mortgages:
Residential	$56,517	$—	$68,924	$—
Government insured pool buyouts	—	671,918	—	1,168,732
Commercial and commercial real estate:
Commercial	1,005	—	4,985	—
Commercial real estate	17,544	—	71,149	—
Lease financing receivables	4,527	—	2,010	—
Home equity lines	3,270	—	4,246	—
Consumer and credit card	37	—	339	—
Total nonaccrual loans and leases	$82,900	$671,918	$151,653	$1,168,732

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Troubled Debt Restructurings (TDR) — Modifications made to residential loans during the period included extension of original contractual maturity date, extension of the period of below market rate interest only payments, or contingent reduction of past due interest. Commercial loan modifications made during the period included extension of original contractual maturity date, payment forbearance, reduction of interest rates, or extension of interest only periods.
The following is a summary of information relating to modifications considered to be TDRs for the years ended December 31, 2013, 2012 and 2011:

	2013
	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment
Residential mortgages:
Residential	37	$12,711	$12,806
Commercial and commercial real estate:
Commercial real estate	2	1,695	1,695
Total	39	$14,406	$14,501

	2012
	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment
Residential mortgages:
Residential	51	$20,644	$20,681
Commercial and commercial real estate:
Commercial	9	2,172	2,172
Commercial real estate	15	27,167	27,167
Total	75	$49,983	$50,020

	2011
	Number of Contracts	Pre- modification Recorded Investment	Post- modification Recorded Investment
Residential mortgages:
Residential	136	$57,157	$57,244
Commercial and commercial real estate:
Commercial	5	6,550	6,550
Commercial real estate	16	10,943	10,943
Total	157	$74,650	$74,737
At December 31, 2013 and 2012, the Company included as TDRs 133 and 106 loans in Chapter 7 bankruptcy with net recorded investments of $15,988 and $10,031 in accordance with guidance published by the Office of the Comptroller of the Currency (OCC) during the third quarter 2012. As no contractual change to principal or interest was made by the Company on these loans, Chapter 7 bankruptcy loans have been excluded from the modification summaries above.

A loan is considered to re-default when it is 30 days past due. The number of contracts and recorded investment of loans that were modified during the last 12 months and subsequently defaulted during the years ended December 31, 2013, 2012 and 2011 are as follows:

	2013		2012		2011
	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential mortgages:
Residential	1	$104	8	$2,523	23	$8,650
Commercial and commercial real estate:
Commercial	—	—	3	342	3	6,970
Commercial real estate	—	—	3	389	7	5,486
Total	1	$104	14	$3,254	33	$21,106
The recorded investment of TDRs as of December 31, 2013 and 2012 is summarized as follows:

	2013	2012
Loan Type:
Residential mortgages	$90,472	$95,275
Commercial and commercial real estate	8,598	64,674
Total recorded investment of TDRs	$99,070	$159,949
Accrual Status:
Current	$73,180	$86,495
30-89 days past-due accruing	3,732	3,600
90+ days past-due accruing	306	244
Nonaccrual	21,852	69,610
Total recorded investment of TDRs	$99,070	$159,949

TDRs classified as impaired loans	$99,070	$159,949
Valuation allowance on TDRs	9,134	16,258